Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities	€ (6,208)		€ (27,098)
Profit (loss)	5,798		5,255
Adjustments to reconcile profit (loss)	6,997		7,623
Adjustments for depreciation and amortisation expense	749		759
Other adjustments to reconcile profit (loss)	6,248		6,864
Net increase decrease in operating assets from operating activities	(40,975)		(29,193)
Adjustments for decrease (increase) in financial assets held for trading	1,655		15,918
Net increase decrease in non trading financial assets mandatorily at fair value through profit or loss	(585)		(2,246)
Net increase decrease in other financial assets designated at fair value through profit or loss	(157)		126
Net increase decrease in financial assets at fair value through other comprehensive income	181		(985)
Net increase decrease in financial assets at amortized cost	(42,610)		(41,110)
Adjustments for decrease (increase) in other assets	541		(895)
Net increase decrease in operating liabilities from operating activities	(22,885)		8,350
Adjustments for increase (decrease) in financial liabilities held for trading	(2,986)		(27,368)
Increase decrease in other financial liabilities designated at fair value through profit or loss operating activities	1,448		1,980
Increase decrease in financial liabilities at amortized cost	23,633		16,132
Adjustments for increase (decrease) in other liabilities	791		905
Income taxes paid (refund), classified as operating activities	(913)		(2,433)
Cash flows from (used in) investing activities	(546)		(728)
Outflows of cash from investing activities	(686)		(903)
Purchase of property, plant and equipment, classified as investing activities	(249)		(559)
Purchase of intangible assets, classified as investing activities	(437)		(330)
Other cash payments to acquire interests in joint ventures, classified as investing activities	0		(1)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	0		(14)
Investment non current assets classified as held for sale and associated liabilites	0		0
Investment other settlements related to investing activities	0		0
Inflows of cash from investing activities	140		175
Proceeds from sales of property, plant and equipment	17		7
Proceeds from sales of intangible assets	0		0
Other cash receipts from sales of interests in joint ventures	41		21
Cash flows from losing control of subsidiaries or other businesses	0		6
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	82		142
Proceeds From Other Collections Related To Investing Activities	0		0
Cash flows from (used in) financing activities	(2,159)		(2,023)
Investments in Financing Activities	(5,595)		(6,063)
Dividends paid, classified as financing activities	(2,357)		(2,245)
Repayments of subordinated liabilities	(2,275)		(1,949)
Treasury stock amortization from financing activities	0		37
Treasury stock acquisitions from financing activities	548		1,295
Other Outflows Of Cash Classified As Financing Activities	(416)		(537)
Disinvestments In Financing Activities	3,437		4,040
Proceeds from issue of subordinated liabilities	2,949		3,584
Proceeds from issuing shares	0		0
Proceeds From Treasury Stock Disposal	488		456
Other Inflows Of Cash Classified As Financing Activities	0		0
Effect of exchange rate changes on cash and cash equivalents	(2,216)		(513)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(11,128)		(30,362)
Cash and cash equivalents at beginning of period	51,145		75,416
Cash and cash equivalents	40,017		45,055
Components of cash and cash equivalents at the end of the period [Line Items]
Cash	6,155		6,714
Cash and bank balances at central banks	26,657	[1]	29,205
Other financial assets	7,205		9,135
Bank overdrafts	0		0
Cash and cash equivalents	€ 40,017		€ 45,055

[1]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain